Revenue - Schedule of Contract Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Beginning of financial year	€ 47,337	€ 13,881	€ 3,157
Acquisition of businesses	0	0	1,913
Deferred during the period	158,739	45,360	10,670
Recognised as revenue during the period	(46,459)	(11,928)	(1,859)
Exchange differences	0	24	0
Total deferred revenue at end of period	159,617	47,337	13,881
Current	128,716	45,590	12,103
Non-current	€ 30,901	€ 1,747	€ 1,778